ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Accounts Receivable Net Current	$ 68,229		$ 68,229		$ 191,601	$ 216,641
Sales revenue	$ 179,744	$ 443,087	$ 560,069	$ 722,959	$ 1,030,113	6,641
Concentration Risk Percentage					10.00%
Sothema [Member]
Accounts Receivable Net Current					$ 85,000	$ 135,035
Sothema [Member] | Sales Revenue Net [Member]
Sales revenue					$ 175,000
Concentration Risk Percentage					17.00%
Sothema [Member] | Billed Revenue [Member]
Concentration Risk Percentage					27.00%
Ovation Pharma [Member]
Accounts Receivable Net Current					$ 52,187
Sales revenue					100,000
Ovation Pharma [Member] | Sales Revenue Net [Member]
Sales revenue					$ 245,380
Concentration Risk Percentage					23.00%
Ovation Pharma [Member] | Billed Revenues [Member]
Concentration Risk Percentage					44.00%	52.00%
Walmart [Member]
Accounts Receivable Net Current					$ 37,963		$ 20,580
Walmart [Member] | Sales Revenue Net [Member]
Sales revenue					$ 171,600
Concentration Risk Percentage					16.00%
Walmart [Member] | Billed Revenues [Member]
Concentration Risk Percentage					11.00%	15.00%